Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended			19 Months Ended	7 Months Ended	12 Months Ended			5 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2009 Successor	May 25, 2010 Predecessor	Dec. 31, 2012 Minimum Gathering and Transmission Systems	Dec. 31, 2012 Minimum Compression Equipment	Dec. 31, 2012 Minimum Gas Plants and Buildings	Dec. 31, 2012 Minimum Other property, plant and equipment	Dec. 31, 2012 Minimum Successor	Dec. 31, 2013 Maximum	Dec. 31, 2012 Maximum Gathering and Transmission Systems	Dec. 31, 2012 Maximum Compression Equipment	Dec. 31, 2012 Maximum Gas Plants and Buildings	Dec. 31, 2012 Maximum Other property, plant and equipment	Dec. 31, 2012 Maximum Successor
Property, Plant and Equipment
Deferred Tax Liabilities, Net	$ 22,000,000				$ 22,000,000	$ 6,000,000	$ 6,000,000
Property, Plant and Equipment, Useful Life													10 years 0 months 0 days	2 years 0 months 0 days	5 years 0 months 0 days	3 years 0 months 0 days			50 years 0 months 0 days	30 years 0 months 0 days	35 years 0 months 0 days	15 years 0 months 0 days
Accounting Policies [Abstract]
Inventory	27,000,000				27,000,000	21,000,000	21,000,000
Accrued interest payable	30,000,000				30,000,000	27,000,000	27,000,000
Interest Costs Capitalized		7,000,000						1,000,000		1,000,000	1,000,000	1,000,000
Asset Retirement Obligation	5,000,000				5,000,000
Depreciation expense								60,000,000	219,000,000	138,000,000		37,000,000
Depreciation out of period adjustment			3,000,000			4,000,000	7,000,000
Intangible assets useful life, minimum																	20 years 0 months 0 days						30 years 0 months 0 days
Contributions by employer								2,000,000	4,000,000	3,000,000		0
Current federal tax expense (benefit)			1,000,000							0		0
Deferred federal income tax expense (benefit)								0		0		0
Profit Sharing Plan Employer Percentage Contribution				3.00%
Compensation																		125,000
Current Income Tax Expense (Benefit)	1,000,000					1,000,000
Deferred Income Tax Expense (Benefit)			$ 1,000,000		$ 1,000,000	$ 1,000,000